Summary of Performance Stock Units Activity (Detail) - Performance Stock Units PSU shares in Thousands	12 Months Ended
Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	94
Granted	101
Vested	(18)
Forfeited	(21)
Outstanding as of December 31,	156